ELECTRIC CITY FUNDS, INC.

1292 Gower Road

Scotia, NY 12302

Via EDGAR

November 24, 2009

Securities and Exchange Commission

450 Fifth Street N.W.

Washington, D.C. 20549

Re:

Electric City Funds

Investment Company Act File No. 811-09523

Securities Act File No. 333-84665

Ladies and Gentlemen:

On behalf of Electric City Funds, you will find filed herewith a copy of the Fidelity Bond secured pursuant to Regulation 270.17(g)-1 of the Regulations of the Commission issued under the Investment Company Act of 1940.  The premiums for the Bond have been paid for the period from January 11, 2008 to January 11, 2009.

I am also enclosing a copy of the resolutions of the Board of Directors, including a majority of those who are not “interested persons” of the above-captioned Registrant, approving the amount, type, form, and coverage of the Fidelity Bond now in effect for the Registrant.

If you have any questions, please call the undersigned at 518-370-0289.

Sincerely,

/s/ James Denney

James Denney

President